Shares in group companies	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Shares in group companies
8 Shares in group companies

	2024	2023
On January 1	8,536	10,338

Capital contributions and acquisitions	207	3,752

Dividend received	(1,444)	(6,613)

Net result for the financial year	806	(65)

Revaluations	548	1,124

On December 31	8,653	8,536
Capital contributions and acquisitions relates to executed capital contributions from the parent company to the business units and also reflects the impact of legal changes within the Group. The movement in 2023 is predominantly reflecting the completion of the combination with a.s.r. Dividend received is reflects remittances from the business units to the parent company. The movement in 2023 is largely related to the upstream of the proceeds from the completion of the combination with a.s.r.
For a list of names and locations of the most important group companies, see note
43 Group companies
of the consolidated financial statements of the Group. The legally required list of participations as set forth in article 379 of Book 2 of the Dutch Civil Code has been registered with the Commercial Register of The Hague.